Financial Risk Management - Interest rate risks (Details) - Variable interest rates - Interest rate risks - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Variable interest rate increase	1.00%	1.00%	1.00%
Variable interest rate decrease	(1.00%)	(1.00%)	(1.00%)
Impact on fair value of instrument from increase in assumption	€ 3,794	€ 3,014	€ 2,570
Impact on fair value of instrument from decrease in assumption	€ (2,495)	€ (1,714)	€ (827)